Supplement to the currently effective Statement of Additional Information for each of the listed funds:
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Scudder 21st Century Growth Fund
Scudder Aggressive Growth Fund
Scudder Balanced Fund
Scudder Blue Chip Fund
Scudder Capital Growth Fund
Scudder Contrarian Fund
Scudder Development Fund
Scudder Dividend & Growth Fund
Scudder Dynamic Growth Fund
Scudder Emerging Markets Growth Fund
Scudder Emerging Markets Income Fund
Scudder Floating Rate Fund
Scudder Florida Tax-Free Income Fund
Scudder Focus Value+Growth Fund
Scudder Global Bond Fund
Scudder Global Discovery Fund
Scudder Global Fund
Scudder GNMA Fund
Scudder Gold and Precious Metals Fund
Scudder Greater Europe Growth Fund
Scudder Growth and Income Fund
Scudder Growth Fund
Scudder Health Care Fund
Scudder High-Yield Fund
Scudder High-Yield Opportunity Fund
Scudder High-Yield Tax-Free Fund
Scudder Income Fund
Scudder International Fund
Scudder International Research Fund
Scudder Large Company Growth Fund
Scudder Large Company Value Fund
Scudder Latin America Fund
Scudder Managed Municipal Bonds
Scudder Massachusetts Tax-Free Fund
Scudder Medium-Term Tax-Free Fund
Scudder New Europe Fund, Inc.
Scudder Pacific Opportunities Fund
Scudder Pathway Series: Conservative Portfolio
Scudder Pathway Series: Growth Portfolio
Scudder Pathway Series: Moderate Portfolio
Scudder S&P 500 Index Fund
Scudder S&P 500 Stock Fund
Scudder Select 1000 Growth Fund
Scudder Select 500 Fund
Scudder Short Term Bond Fund


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Scudder Small Company Stock Fund
Scudder Small Company Value Fund
Scudder Strategic Income Fund
Scudder Target 2012 Fund
(formerly Scudder Retirement Fund--Series III)
Scudder Technology Fund
Scudder Technology Innovation Fund
Scudder Total Return Fund
Scudder U.S. Government Securities Fund
Scudder-Dreman Financial Services Fund
Scudder-Dreman High Return Equity Fund
Scudder-Dreman Small Cap Value Fund


The following supplements information in each of the Fund's Statement of Additional Information regarding the purchase and redemption of shares:

Fees generally charged to IRA accounts will be charged to accounts of employees and directors.


The following amends information for each Fund's Statement of Additional Information regarding the reinvestment of dividends:

Dividends

Dividends will be reinvested in Shares of the same class of the Fund unless shareholders indicate in writing that they wish to receive them in cash. The Fund will reinvest dividend checks (and future dividends) in shares of the same Fund and class if checks are returned as undeliverable. Dividends and other distributions of the Fund in the aggregate amount of $10 or less are automatically reinvested in shares of the Fund unless the shareholder requests that such policy not be applied to the shareholder's account.









August 28, 2002



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